Information on how numbers were calculated (Details 12) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Information On How Numbers Were Calculated Details 7Abstract
Non-current financial assets	€ 272,614	€ 207,444
Current financial assets	82,353,867	101,184,240
Trade and other payables	12,413,662	6,657,312
Non-current lease liabilities	330,745	0
Current lease liabilities	€ 515,203	€ 0